Basis of Presentation	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basis of Presentation

2.	Basis of Presentation

(a)	Statement of Compliance

These unaudited condensed interim consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS”). These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standards (“IAS”) 34 – Interim Financial Reporting. Accordingly, they do not include all of the information and disclosures required by IFRS for annual financial statements.

These consolidated financial statements were reviewed, approved and authorized for issuance by the Board of Directors (the “Board”) of the Company on August 21, 2026.

(b)	Basis of Measurement

These consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments carried at fair value, as explained in the accounting policies as set out in Note 3. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

(c)	Basis of Consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Snow Lake Exploration Ltd., Snow Lake (Crowduck) Ltd., Global Uranium Acquisition Corp. PTY LTD., Snow Lake Exploration (US) Ltd., and Snow Lake Investments (US) Ltd.

Subsidiaries consist of entities over which the Company is exposed to, or has rights to, variable returns as well as the ability to affect those returns through the power to direct the relevant activities of the entity. Subsidiaries are fully consolidated from the date control is transferred to the Company and are deconsolidated from the date control ceases. These consolidated financial statements include all the assets, liabilities, revenues, expenses and cash flows of the Company and its subsidiaries after eliminating inter-entity balances and transactions.

(d)	Functional Currency

These consolidated financial statements are presented in Canadian dollars (“$” or “CAD”), which is the Company’s functional currency. The functional currency is the currency of the primary economic environment in which the Company operates.

(e)	Significant Accounting Judgments and Estimates

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, revenue, and expenses. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities, revenue, and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions. These estimates are reviewed periodically, and adjustments are made as appropriate in the period they become known.

Items for which actual results may differ materially from these estimates are described as follows:

Going concern

At each reporting period, management exercises judgment in assessing the Company’s ability to continue as a going concern by reviewing the Company’s performance, resources, and future obligations. The conclusion that the Company will be able to continue as a going concern is subject to critical judgments of management with respect to assumptions surrounding the short and long-term operating budgets, expected profitability, investment and financing activities and management’s strategic planning. The assumptions used in management’s going concern assessment are derived from actual operating results along with industry and market trends. Management believes there is sufficient capital to meet the Company’s business obligations for at least the next 12 months, after taking into account expected cash flows, including financing activities, and the Company's cash position at year-end.

Fair value of financial assets and financial liabilities

Fair value of financial assets and financial liabilities on the consolidated statements of financial position that cannot be derived from active markets, are determined using a variety of techniques including the use of valuation models. The inputs to these models are derived from observable market data where possible, but where observable market data are not available, judgment is required to establish fair values. Judgments include, but are not limited to, consideration of model inputs such as volatility, estimated life and discount rates.

Economic recoverability of future economic benefits of exploration and evaluation assets

Management has determined that exploration and evaluation (“E&E”) assets and related costs incurred, which have been recognized on the consolidated statements of financial position, are economically recoverable. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geological data, scoping studies, accessible facilities, and existing and future permits.

Technical feasibility and commercial viability

Management exercises judgment, in accordance with IFRS 6 – Exploration for and Evaluation of Mineral Resources (“IFRS 6”), to determine an accounting policy specifying which expenditures, if any, are capitalized as E&E assets, and to apply the policy consistently. E&E expenditures not capitalized as E&E assets are expensed as incurred. Once the technical feasibility and commercial viability of extracting a mineral resource are demonstrable, an entity stops recording E&E expenditures for that mineral project, tests capitalized E&E assets (if any) for impairment and reclassifies those E&E assets to other applicable development-stage accounts. An assessment of technical feasibility and commercial viability is conducted on a project-by-project basis with regard to all relevant facts and circumstances. The nature and status of the mineral project is determined on the merits of the mineral project itself.

Provisions

Provisions recognized in the consolidated financial statements involve judgments on the occurrence of future events, which could result in a material outlay for the Company. In determining whether an outlay will be material, the Company considers the expected future cash flows based on facts, historical experience and probabilities associated with such future events. Uncertainties exist with respect to estimates made by management and as a result, the actual expenditure may differ from amounts currently reported.

Determination of joint control and classification

The assessment of whether the Company has control, joint control, or significant influence over another entity requires judgment. Key considerations include: (i) the activities that most significantly affect returns and how decisions about those activities are made; (ii) whether decisions require unanimous consent of the parties that collectively control the arrangement; (iii) whether rights held by other parties are substantive or protective; and (iv) the legal form of any separate vehicle and the contractual terms. These judgments affect whether an investee is consolidated as a subsidiary, accounted for as a joint operation or joint venture, or as an associate. Changes in facts and circumstances may result in a re-assessment of the classification.

Income taxes

Income taxes and tax exposures recognized in the consolidated financial statements reflect management’s best estimate of the outcome based on facts known at the reporting date. When the Company anticipates a future income tax payment based on its estimates, it recognizes a liability. The difference between the expected amount and the final tax outcome has an impact on current and deferred taxes when the Company becomes aware of this difference.

In addition, when the Company incurs losses that cannot be associated with current or past profits, it assesses the probability of taxable profits being available in the future based on its budgeted forecasts. These forecasts are adjusted to take account of certain non-taxable income and expenses and specific rules on the use of unused credits and tax losses. When the forecasts indicate the sufficient future taxable income will be available to deduct the temporary differences, a deferred tax asset is recognized for all deductible temporary differences.

Options, restricted share units and warrants

Options, restricted share units (“RSUs”) and warrants, including finders’ warrants, are initially recognized at fair value using market-based valuation techniques. The fair value of the market-based and performance-based share awards are determined at the date of grant using generally accepted valuation techniques. Assumptions are made and judgments are used in applying the valuation techniques. These assumptions and judgments include the expected volatility of the share price, expected forfeitures, expected dividend yield, expected term of the warrants or options, and expected risk-free interest rate. Such assumptions and judgments are inherently uncertain. Changes in these assumptions can affect the fair value estimates of stock-based compensation.

Expected credit losses on financial assets

Determining an allowance for expected credit losses (“ECL”) for amounts receivable and all debt financial assets not held at fair value through profit or loss (“FVTPL”) requires management to make assumptions about the historical patterns for the probability of default, the timing of collection and the amount of incurred credit losses, which are adjusted based on management’s judgment about whether economic conditions and credit terms are such that actual losses may be higher or lower than what the historical patterns suggest.

Functional currency

The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which they operate. Determination of functional currency involves significant judgments and other entities may make different judgments based on similar facts. Periodically, the Company reconsiders the functional currency of its business if there is a change in the underlying transactions, events or conditions which determine its primary economic environment.

Shares issued for non-cash consideration

The Company is required to recognize these transactions at fair value which requires judgment in selecting valuation techniques and other factors.